Aggregate Future Payment Of Bank Loan (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Mortgage And Term Loans Aggregate Future Payment Of Bank Loan 1	$ 306,099
Mortgage And Term Loans Aggregate Future Payment Of Bank Loan 2	328,652
Mortgage And Term Loans Aggregate Future Payment Of Bank Loan 3	342,739
Mortgage And Term Loans Aggregate Future Payment Of Bank Loan 4	356,900
Mortgage And Term Loans Aggregate Future Payment Of Bank Loan 5	371,647
Mortgage And Term Loans Aggregate Future Payment Of Bank Loan 6	3,087,717
Mortgage And Term Loans Aggregate Future Payment Of Bank Loan 7	$ 4,793,754